UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09293

DAVIS VARIABLE ACCOUNT FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant's telephone number, including area code: 520-806-7600
Date of fiscal year end: December 31, 2017

Date of reporting period: March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO	March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCK – (94.64%)
CONSUMER DISCRETIONARY – (15.42%)
Automobiles & Components – (3.67%)
Adient PLC	77,943	$5,664,118
Delphi Automotive PLC	44,170	3,555,243
		9,219,361
Consumer Durables & Apparel – (0.44%)
Hunter Douglas N.V. (Netherlands)	16,389	1,101,653
Media – (1.83%)
Liberty Global PLC, LiLAC Class C *	20,595	474,509
Liberty Global PLC, Series C *	117,760	4,126,310
		4,600,819
Retailing – (9.48%)
Amazon.com, Inc. *	18,476	16,379,713
CarMax, Inc. *	50,420	2,985,873
Liberty Expedia Holdings, Inc. *	6,473	294,392
Liberty Interactive Corp., Liberty Ventures, Series A *	9,709	431,856
Liberty Interactive Corp., QVC Group, Series A *	31,664	633,913
Liberty TripAdvisor Holdings Inc., Series A *	8,978	126,590
Priceline Group Inc. *	1,665	2,963,650
		23,815,987
	Total Consumer Discretionary	38,737,820
CONSUMER STAPLES – (1.97%)
Food & Staples Retailing – (1.97%)
Costco Wholesale Corp.	29,520	4,950,209
	Total Consumer Staples	4,950,209
ENERGY – (11.10%)
Apache Corp.	235,610	12,107,998
Cabot Oil & Gas Corp.	161,260	3,855,727
Encana Corp. (Canada)	580,840	6,801,636
Occidental Petroleum Corp.	80,540	5,103,014
	Total Energy	27,868,375
FINANCIALS – (29.71%)
Banks – (10.76%)
JPMorgan Chase & Co.	148,238	13,021,226
Wells Fargo & Co.	251,684	14,008,731
		27,029,957
Diversified Financials – (16.50%)
Capital Markets – (4.48%)
Bank of New York Mellon Corp.	238,360	11,257,743
Consumer Finance – (5.37%)
American Express Co.	130,999	10,363,331
Capital One Financial Corp.	36,010	3,120,627
		13,483,958
Diversified Financial Services – (6.65%)
Berkshire Hathaway Inc., Class A *	51	12,742,350
Visa Inc., Class A	44,620	3,965,379
		16,707,729
		41,449,430

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (2.45%)
Multi-line Insurance – (1.25%)
Fairfax Financial Holdings Ltd. (Canada)	650	$296,600
Loews Corp.	61,010	2,853,438
		3,150,038
Property & Casualty Insurance – (1.20%)
Chubb Ltd.	13,480	1,836,650
Markel Corp. *	1,200	1,171,032
		3,007,682
		6,157,720
	Total Financials	74,637,107
HEALTH CARE – (5.45%)
Health Care Equipment & Services – (5.38%)
Aetna Inc.	44,230	5,641,537
Express Scripts Holding Co. *	48,230	3,178,839
UnitedHealth Group Inc.	28,590	4,689,046
		13,509,422
Pharmaceuticals, Biotechnology & Life Sciences – (0.07%)
Valeant Pharmaceuticals International, Inc. (Canada)*	17,280	190,598
	Total Health Care	13,700,020
INDUSTRIALS – (8.35%)
Capital Goods – (7.86%)
Johnson Controls International PLC	150,439	6,336,491
Orascom Construction Ltd. (United Arab Emirates)*	14,625	80,437
Safran S.A. (France)	57,960	4,330,075
United Technologies Corp.	80,160	8,994,754
		19,741,757
Transportation – (0.49%)
FedEx Corp.	6,270	1,223,590
	Total Industrials	20,965,347
INFORMATION TECHNOLOGY – (13.66%)
Semiconductors & Semiconductor Equipment – (2.23%)
Texas Instruments Inc.	69,400	5,590,864
Software & Services – (11.43%)
Alphabet Inc., Class A *	8,500	7,206,300
Alphabet Inc., Class C *	12,803	10,620,857
CommerceHub, Inc., Series A *	1,618	25,047
CommerceHub, Inc., Series C *	3,236	50,255
Facebook Inc., Class A *	41,310	5,868,086
Fang Holdings Ltd., Class A, ADR (China)*	107,690	351,069
Microsoft Corp.	41,190	2,712,773
Oracle Corp.	42,200	1,882,542
		28,716,929
	Total Information Technology	34,307,793
MATERIALS – (8.98%)
Axalta Coating Systems Ltd. *	70,870	2,282,014
Ecolab Inc.	19,300	2,419,062
LafargeHolcim Ltd. (Switzerland)	123,036	7,284,641
Monsanto Co.	53,180	6,019,976

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2017 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
MATERIALS – (CONTINUED)
	OCI N.V. (Netherlands)*	29,250	$562,138
	Praxair, Inc.	33,590	3,983,774
		Total Materials	22,551,605
	TOTAL COMMON STOCK – (Identified cost $137,474,888)		237,718,276
PREFERRED STOCK – (1.96%)
CONSUMER DISCRETIONARY – (1.96%)
Retailing – (1.96%)
	Didi Chuxing Joint Co., Series A (China)*(a)	128,944	4,929,155
	TOTAL PREFERRED STOCK – (Identified cost $3,959,579)		4,929,155
SHORT-TERM INVESTMENTS – (2.48%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.83%, 04/03/17, dated 03/31/17, repurchase value of $1,337,092 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.875%-9.50%, 06/15/17-01/20/47, total market value $1,363,740)	$1,337,000	1,337,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.77%, 04/03/17, dated 03/31/17, repurchase value of $617,040 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 05/20/46-12/20/46, total market value $629,340)	617,000	617,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.82%, 04/03/17, dated 03/31/17, repurchase value of $2,406,164 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-5.50%, 03/01/19-04/01/33, total market value $2,454,120)	2,406,000	2,406,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.95%, 04/03/17, dated 03/31/17, repurchase value of $1,871,148 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.598%-4.00%, 11/01/22-03/01/47, total market value $1,908,420)	1,871,000	1,871,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,231,000)		6,231,000
	Total Investments – (99.08%) – (Identified cost $147,665,467) – (b)		248,878,431
	Other Assets Less Liabilities – (0.92%)		2,321,426
	Net Assets – (100.00%)		$251,199,857

ADR: American Depositary Receipt

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $4,929,155 or 1.96% of the Fund's net assets as of March 31, 2017.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS VALUE PORTFOLIO - (CONTINUED)	March 31, 2017 (Unaudited)

(b)	Aggregate cost for federal income tax purposes is $149,266,995. At March 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$105,364,722
	Unrealized depreciation	(5,753,286)
	Net unrealized appreciation	$99,611,436

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO	March 31, 2017 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (95.31%)
FINANCIALS – (91.55%)
Banks – (20.25%)
DBS Group Holdings Ltd. (Singapore)	106,682	$1,479,523
ICICI Bank Ltd., ADR (India)	30,810	264,966
JPMorgan Chase & Co.	42,480	3,731,443
PNC Financial Services Group, Inc.	15,820	1,902,197
U.S. Bancorp	64,790	3,336,685
Wells Fargo & Co.	58,280	3,243,865
		13,958,679
Diversified Financials – (46.84%)
Capital Markets – (25.15%)
Bank of New York Mellon Corp.	72,040	3,402,449
Brookfield Asset Management Inc., Class A (Canada)	39,930	1,455,848
Charles Schwab Corp.	41,250	1,683,413
Goldman Sachs Group, Inc.	13,660	3,137,975
Julius Baer Group Ltd. (Switzerland)	29,304	1,462,786
KKR & Co. L.P.	111,720	2,036,656
Moody's Corp.	8,870	993,795
S&P Global Inc.	8,430	1,102,138
State Street Corp.	25,840	2,057,122
		17,332,182
Consumer Finance – (10.88%)
American Express Co.	51,680	4,088,404
Capital One Financial Corp.	39,380	3,412,671
		7,501,075
Diversified Financial Services – (10.81%)
Berkshire Hathaway Inc., Class A *	18	4,497,300
Visa Inc., Class A	33,180	2,948,707
		7,446,007
		32,279,264
Insurance – (24.46%)
Insurance Brokers – (2.67%)
Marsh & McLennan Cos, Inc.	24,930	1,842,078
Multi-line Insurance – (6.67%)
American International Group, Inc.	19,670	1,227,998
Loews Corp.	72,040	3,369,311
		4,597,309
Property & Casualty Insurance – (10.96%)
Chubb Ltd.	24,516	3,340,305
Markel Corp. *	4,315	4,210,836
		7,551,141
Reinsurance – (4.16%)
Everest Re Group, Ltd.	12,260	2,866,510
		16,857,038
	Total Financials	63,094,981
INDUSTRIALS – (0.03%)
Capital Goods – (0.03%)
Brookfield Business Partners L.P. (Canada)	888	21,898
	Total Industrials	21,898

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS FINANCIAL PORTFOLIO - (CONTINUED)	March 31, 2017 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (3.73%)
Software & Services – (3.73%)
	Alphabet Inc., Class A *	960	$813,888
	Alphabet Inc., Class C *	1,485	1,231,897
	Cielo S.A. (Brazil)	57,593	520,813
		Total Information Technology	2,566,598
	TOTAL COMMON STOCK – (Identified cost $36,548,569)		65,683,477
SHORT-TERM INVESTMENTS – (5.83%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.83%, 04/03/17, dated 03/31/17, repurchase value of $862,060 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.875%-9.50%, 06/15/17-01/20/47, total market value $879,240)	$862,000	862,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.77%, 04/03/17, dated 03/31/17, repurchase value of $399,026 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 05/20/46-12/20/46, total market value $406,980)	399,000	399,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 0.82%, 04/03/17, dated 03/31/17, repurchase value of $1,552,106 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-6.00%, 08/01/25-03/20/47, total market value $1,583,040)	1,552,000	1,552,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.95%, 04/03/17, dated 03/31/17, repurchase value of $1,207,096 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.125%-4.77%, 03/01/21-09/01/44, total market value $1,231,140)	1,207,000	1,207,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,020,000)		4,020,000
	Total Investments – (101.14%) – (Identified cost $40,568,569) – (a)		69,703,477
	Liabilities Less Other Assets – (1.14%)		(783,596)
	Net Assets – (100.00%)		$68,919,881

ADR: American Depositary Receipt

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $40,581,175. At March 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation		$29,122,310
	Unrealized depreciation		(8)
	Net unrealized appreciation		$29,122,302

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO	March 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCK – (93.81%)
INFORMATION TECHNOLOGY – (3.08%)
Software & Services – (3.08%)
InterXion Holding N.V. (Netherlands)*	13,570	$536,829
Total Information Technology		536,829
REAL ESTATE – (90.73%)
Equity Real Estate Investment Trusts (REITs) – (90.73%)
Diversified REITs – (1.04%)
Forest City Realty Trust Inc., Class A	8,350	181,863
Health Care REITs – (4.58%)
Ventas, Inc.	4,280	278,371
Welltower Inc.	7,320	518,403
		796,774
Hotel & Resort REITs – (1.67%)
Host Hotels & Resorts Inc.	15,620	291,469
Industrial REITs – (12.97%)
DCT Industrial Trust Inc.	7,370	354,644
EastGroup Properties, Inc.	2,870	211,031
First Industrial Realty Trust, Inc.	11,660	310,506
Prologis, Inc.	10,940	567,567
Rexford Industrial Realty, Inc.	6,130	138,048
Terreno Realty Corp.	24,200	677,600
		2,259,396
Office REITs – (14.54%)
Alexandria Real Estate Equities, Inc.	3,070	339,296
Boston Properties, Inc.	2,190	289,978
Cousins Properties, Inc.	38,610	319,305
Great Portland Estates PLC (United Kingdom)	45,320	369,931
Hudson Pacific Properties Inc.	7,580	262,571
New York REIT, Inc. *	18,810	182,269
SL Green Realty Corp.	2,630	280,411
Vornado Realty Trust	4,870	488,510
		2,532,271
Residential REITs – (17.40%)
American Campus Communities, Inc.	10,960	521,587
Apartment Investment & Management Co., Class A	5,980	265,213
AvalonBay Communities, Inc.	3,650	670,140
Camden Property Trust	1,870	150,460
Equity Residential	5,520	343,454
Essex Property Trust, Inc.	2,270	525,573
Mid-America Apartment Communities, Inc.	5,450	554,483
		3,030,910
Retail REITs – (17.49%)
Acadia Realty Trust	18,150	545,589
Cedar Realty Trust Inc.	16,840	84,537
DDR Corp.	7,620	95,479
Federal Realty Investment Trust	2,470	329,745
GGP Inc.	10,930	253,357
Kite Realty Group Trust	4,239	91,138
Ramco-Gershenson Properties Trust	5,290	74,166

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2017 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Retail REITs – (Continued)
Regency Centers Corp.	2,500	$165,975
Retail Opportunity Investments Corp.	19,320	406,300
Simon Property Group, Inc.	5,810	999,494
		3,045,780
Specialized REITs – (21.04%)
CatchMark Timber Trust Inc., Class A	55,860	643,507
Crown Castle International Corp.	4,240	400,468
CubeSmart	10,820	280,887
CyrusOne Inc.	9,410	484,333
DuPont Fabros Technology Inc.	4,330	214,725
Extra Space Storage Inc.	3,150	234,329
Life Storage, Inc.	3,870	317,804
Public Storage	3,150	689,566
Weyerhaeuser Co.	11,770	399,945
		3,665,564
	Total Real Estate	15,804,027
TOTAL COMMON STOCK – (Identified cost $14,570,440)		16,340,856
PREFERRED STOCK – (0.34%)
REAL ESTATE – (0.34%)
Equity Real Estate Investment Trusts (REITs) – (0.34%)
Retail REITs – (0.34%)
CBL & Associates Properties, Inc., Series D, 7.375%, Cum. Pfd.	1,840	44,141
CBL & Associates Properties, Inc., Series E, 6.625%, Cum. Pfd.	640	14,938
	Total Real Estate	59,079
TOTAL PREFERRED STOCK – (Identified cost $58,837)		59,079
SHORT-TERM INVESTMENTS – (6.10%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 0.83%, 04/03/17, dated 03/31/17, repurchase value of $228,016 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.875%-9.50%, 06/15/17-01/20/47, total market value $232,560)	$228,000	228,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.77%, 04/03/17, dated 03/31/17, repurchase value of $106,007 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%-4.50%, 05/20/46-12/20/46, total market value $108,120)	106,000	106,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 0.82%, 04/03/17, dated 03/31/17, repurchase value of $410,028 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.00%, 05/25/17-11/20/46, total market value $418,200)	410,000	410,000

DAVIS VARIABLE ACCOUNT FUND, INC.	Schedule of Investments
DAVIS REAL ESTATE PORTFOLIO - (CONTINUED)	March 31, 2017 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 0.95%, 04/03/17, dated 03/31/17, repurchase value of $319,025 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.125%-4.00%, 04/01/25-03/01/47, total market value $325,380)	$319,000	$319,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,063,000)	1,063,000
		Total Investments – (100.25%) – (Identified cost $15,692,277) – (a)	17,462,935
		Liabilities Less Other Assets – (0.25%)	(43,730)
		Net Assets – (100.00%)	$17,419,205

*	Non-income producing security.

(a)	Aggregate cost for federal income tax purposes is $15,747,267. At March 31, 2017, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

		Unrealized appreciation	$2,105,019
		Unrealized depreciation	(389,351)
		Net unrealized appreciation	$1,715,668

Please refer to "Notes to Schedule of Investments" on page 10 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments
March 31, 2017 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined. Fair valuation methods used by the Funds may include, but are not limited to, valuing securities initially at cost (excluding commissions) and subsequently adjusting the value due to: additional transactions by the issuer, changes in company specific fundamentals, and changes in the value of similar securities. Values may be further adjusted for any discounts related to security-specific resale restrictions.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS VARIABLE ACCOUNT FUND, INC.	Notes to Schedule of Investments – (Continued)
March 31, 2017 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of March 31, 2017 in valuing each Fund's investments carried at value:

	Investments in Securities at Value

	Davis Value	Davis Financial	Davis Real Estate
	Portfolio	Portfolio	Portfolio
Valuation inputs
Level 1 – Quoted Prices:
Equity securities:
Consumer Discretionary	$38,737,820	$–	$–
Consumer Staples	4,950,209	–	–
Energy	27,868,375	–	–
Financials	74,637,107	63,094,981	–
Health Care	13,700,020	–	–
Industrials	20,965,347	21,898	–
Information Technology	34,307,793	2,566,598	536,829
Materials	22,551,605	–	–
Real Estate	–	–	15,863,106
Total Level 1	237,718,276	65,683,477	16,399,935

Level 2 – Other Significant Observable Inputs:
Short-term securities	6,231,000	4,020,000	1,063,000
Total Level 2	6,231,000	4,020,000	1,063,000

Level 3 – Significant Unobservable Inputs:
Equity securities:
Consumer Discretionary	4,929,155	–	–
Total Level 3	4,929,155	–	–
Total Investments	$248,878,431	$69,703,477	$17,462,935

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the three months ended March 31, 2017.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended March 31, 2017:

Davis Value Portfolio
Investment Securities:
Beginning balance	$4,929,155
Net change in unrealized appreciation	–
Ending balance	$4,929,155

Net change in unrealized appreciation during the period on Level 3 securities still held at March 31, 2017	$–

There were no transfers of investments into or out of Level 3 of the fair value hierarchy during the period. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

The following table is a summary of those assets in which significant unobservable inputs (Level 3), if any, were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

Assets Table
	Investments	Fair Value at	Valuation	Unobservable
Fund	at Value	March 31, 2017	Technique	Input	Amount
Davis Value Portfolio	Preferred Stock	$4,929,155	Market Approach	Transaction Price	$38.2271

The significant unobservable input listed in the table above is attributable to a private security and includes assumptions made from a private transaction, and if changed, would affect the fair value of the Fund's investment. An increase or decrease in this input would result in a higher or lower fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 19, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: May 19, 2017

By /s/ Douglas A. Haines
Douglas A. Haines
Principal Financial officer

Date: May 19, 2017